OPERATING LEASES - LESSEE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating Leases - Lessee
Lessee, operating lease, term	5 years	5 years
Operating lease liability, current	$ 90,190	$ 89,003
Operating lease liability, non current	127,010	182,649	$ 251,214
Total operating lease liabilities	217,199	271,652
Operating lease costs	$ 65,888	$ 87,851